Cash and cash equivalents - Table of Cash and Cash Equivalents (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash	$ 727,271,193	$ 365,764,558
BCRA - Unrestricted current account	359,854,081	502,637,074
Balances with other local and foreign institutions	55,824,596	53,988,779
Others		281,050
Allowances for ECL	(270,503)	(296,841)
TOTAL	$ 1,142,679,367	$ 922,374,620	$ 1,324,071,770	$ 1,392,098,573